Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows.

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥3,653	$44
2014	3,325	40
2015	2,362	29
2016	2,157	26
2017	2,070	25
Thereafter	15,771	193

Total	¥29,338	$357

Amounts Due under Non Cancelable Contracts

The longest contract of them will mature in fiscal 2016. As of March 31, 2012, the amounts due are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2013	¥157	$2
2014	97	1
2015	97	1
2016	35	1

Total	¥386	$5

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2011 and 2012:

	2011			2012			2012
	Millions of yen		Fiscal year	Millions of yen		Fiscal year	Millions of U.S. dollars
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities
Corporate loans	¥325,557	¥1,958	2018	¥360,436	¥1,577	2026	$4,385	$19
Transferred loans	166,936	2,218	2043	162,554	3,869	2043	1,978	47
Housing loans	16,949	2,353	2051	19,511	4,536	2051	238	56
Other	294	4	2018	1,991	7	2024	24	0

Total	¥509,736	¥6,533	—	¥544,492	¥9,989	—	$6,625	$122